DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

1.      DESCRIPTION OF BUSINESS

History and Organization

In 1991, CASI Pharmaceuticals, Inc. was established in Delaware (“CASI Delaware”) as a biopharmaceutical company focused on developing and commercializing innovative therapeutics and pharmaceutical products in the United States. In 2012, with new leadership, CASI Delaware shifted its business strategy to China and has since built an infrastructure in China that includes sales and marketing, medical affairs, regulatory and clinical development and in the foreseeable future, manufacturing.

CASI Pharmaceuticals Holdings, Inc. (“CASI Cayman”, “CASI” or “the Company”) is focused on acquiring, developing and commercializing products that augment the Company’s hematology oncology therapeutic focus as well as other areas of unmet medical need. The majority of the Company’s operations and activities are now located in China and are conducted primarily through two subsidiaries: (i) CASI Pharmaceuticals (China) Co., Ltd. (“CASI China”), which is wholly owned and is located in Beijing, China, and (ii) CASI Pharmaceuticals (Wuxi) Co., Ltd. (“CASI Wuxi”), which is located in Wuxi, China. CASI China is primarily responsible for the day-to-day operations, and oversee the Company’s commercial activities throughout China. CASI Wuxi is to support the Company’s clinical and commercial manufacturing needs, to manage its supply chain for certain products, and to operate a GMP manufacturing facility in China. In January 2023, CASI Delaware established CASI Pharmaceuticals Holdings, Inc., an exempted company incorporated under the laws of the Cayman Islands and a wholly owned subsidiary of CASI Delaware. On January 31, 2023, CASI Delaware and CASI Cayman entered into a definitive agreement and plan of merger (the “Merger Agreement”) related to a proposed merger transaction. The Merger Agreement provided that, upon the terms and subject to the conditions set forth therein, CASI Delaware merged with and into CASI Cayman (the “Redomicile Merger”), with CASI Cayman surviving and changing its name to CASI Pharmaceuticals, Inc. Following the Redomicile Merger, CASI Cayman, together with its subsidiaries, owns and continues to conduct business in substantially the same manner as was being conducted by CASI Delaware and its subsidiaries.

The Merger Agreement and the Redomicile Merger were approved by the stockholders of CASI Delaware at a special meeting of stockholders held on March 20, 2023. The Merger Agreement was filed with CASI Cayman’s Registration Statement on Form F-4 filed with the Securities and Exchange Commission (the “SEC”) on January 31, 2023 (the “Registration Statement”) and CASI Cayman’s prospectus filed with the SEC on February 14, 2023 (the “Prospectus”). The Merger Agreement and Redomicile Merger is described in details in CASI Cayman’s proxy statement/prospectus filed with the SEC on January 31, 2023.

On March 21, 2023, CASI Delaware and CASI Cayman completed the Redomicile Merger. Each issued and outstanding stock of CASI Delaware’s common stock was converted to one ordinary share of CASI Cayman. The consolidated financial statements of CASI Cayman represents the continuation of the financial statements of CASI Delaware, reflecting the assets and liabilities, accumulated deficit, and other equity balances of CASI Delaware before the Redomicile Merger. The equity structure is restated using the exchange ratio established in the Merger Agreement to reflect the number of shares of CASI Cayman.

On May 12, 2025, the Company entered into a definitive equity and assets transfer agreement with Kaixin Pharmaceuticals Inc. ("Kaixin Pharmaceuticals"), a Cayman Islands incorporated entity wholly-owned by Dr. Wei-Wu He, the then Chairman of the board of directors and CEO of the Company and two direct wholly-owned subsidiaries of the Company in China, CASI China and CASI Wuxi (the "Target Companies"), pursuant to which the Company shall sell and transfer, and Kaixin Pharmaceuticals shall purchase and acquire, 100% equity interests in both Target Companies (the "Target Equity Interests"), and all licensing rights, distribution rights, supply arrangements and related rights related to BI-1206 (in China), CID-103(in Asia excluding Japan) and Thiotepa (in China excluding Hong Kong, Macau and Taiwan) (the "Target Pipeline Products") for an aggregate purchase price of $20.0 million, which shall include assumption of up to $20.0 million of indebtedness of the Company (the "Spin-off Transaction"). The closing of the Transaction shall be subject to certain conditions, including resolution of certain judicial freeze on the Target Equity Interests issued in connection with certain ongoing legal dispute of the Company, which are not usual and customary for sales of such entities. As part of the Transaction, the Company and Kaixin Pharmaceuticals plan to enter into certain novation and/or assignment agreements with relevant licensors to effect the transfer of rights related to the Target Pipeline Products, which is expected to be completed concurrently with the transfer of the Target Equity Interests. After the closing of the Transaction, the Company expects to retain the rights related to CID-103 (in Japan and non-Asian regions), EVOMELA®, FOLOTYN®, CNCT19 and CB-5339, and remain firmly committed to progressing CID-103 at an accelerated pace. As of the date of this report, the company has been ordered by the court to freeze the transfer of certain equity interest the Company owns in CASI China and CASI Wuxi due to the ongoing arbitration with Juventas.

Core Product and Candidates

The Company launched its first commercial product, EVOMELA® (Melphalan for Injection) in China in August 2019. In China, EVOMELA® is approved for use as a conditioning treatment prior to stem cell transplantation and as a palliative treatment for patients with multiple myeloma. EVOMELA®, was originally licensed from Spectrum Pharmaceuticals, Inc. (“Spectrum”). The Company had a supply agreement with Spectrum to support its application for import drug registration and for commercialization purposes. Spectrum completed the sale of its portfolio of FDA-approved hematology/oncology products including EVOMELA® to Acrotech Biopharma L.L.C. (“Acrotech”) on March 1, 2019. The original supply agreement with Spectrum was assumed by Acrotech.

On July 31, 2023, the Company entered into a tripartite assignment agreement (the “FOLOTYN® Assignment Agreement”) with Mundipharma International Corporation Limited (“MICL”), Mundipharma Medical Company (“MMCo”) and Acrotech, pursuant to which, MICL’s rights and obligations under that certain License, Development and Commercialization Agreement (as amended and restated) dated as of May 29, 2013 for the commercialization of FOLOTYN® (Pralatrexate) in China, with certain terms of such rights and obligations amended as agreed to by the parties, is assigned to the Company. FOLOTYN® (Pralatrexate) is a dihydrofolate reductase inhibitor indicated for the treatment of patients with relapsed or refractory peripheral T-cell lymphoma (“PTCL”). This product was approved by both the U.S. Food and Drug Administration (“FDA”) and China’s National Medical Products Administration (“NMPA ”) for PTCL. On August 27, 2025, the Company received verbal communication from the China Center for Drug Evaluation (“CDE”) of the NMPA that the renewal application for the original Import Drug Registration License for FOLOTYN® had not been granted and that, as a result, the current Import Drug Registration License for FOLOTYN®  expired as of August 25, 2025. Later, the Company received a formal notice from the NMPA that the Company’s renewal application was not approved. As a result, the Company ceased the sale of FOLOTYN® in China pursuant to the relevant regulations and rules. In the meantime, the Company may continue FOLOTYN® clinical trial activities in China as permitted by relevant governmental authorities. The Company will continue to monitor relevant developments and take commercially reasonable measures with respect to the commercialization plan of FOLOTYN® in China.

In May 2025, the Company received NMPA marketing approval for MAFALAN® (generic melphalan), its first self-manufactured commercial product in China. MAFALAN® is approved for high-dose conditioning treatment prior to hematopoietic stem cell transplantation in patients with multiple myeloma and for palliative treatment of patients with multiple myeloma for whom oral therapy is not appropriate. Manufactured at the Company’s own cGMP facility in the Wuxi Huishan Economic Development Zone, MAFALAN® is positioned as a domestically produced alternative to the imported originator product, EVOMELA®, leveraging localized production to achieve competitive cost structure while maintaining international quality standards. The Company will continue to invest its time, resources, and efforts in the commercialization of MAFALAN® in China, and, over time, in global markets, including hospital formulary inclusions, physician engagement, and reimbursement opportunities.

In February 2026, the Company received NMPA’s approval for thiotepa and intends to advance and commercialize this product in China. The Company has an exclusive China license and distribution rights to a novel formulation of thiotepa, a chemotherapeutic agent, which has multiple indications including as a conditioning treatment for use prior to certain allogeneic haemopoietic stem cell transplants. Thiotepa has a long history of established use in the hematology/oncology setting.

The other core hematology/oncology assets in the Company’s pipeline include:

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CID-103 is a full human IgG1 anti-CD38 monoclonal antibody recognizing a unique epitope that has demonstrated an encouraging pre-clinical efficacy and safety profile compared to other anti-CD38 monoclonal antibodies, and which the Company has exclusive global rights. CID-103 is being developed for the treatment of patients with multiple myeloma. The Phase 1 dose escalation and expansion study of CID-103, in patients with previously treated, relapsed or refractory multiple myeloma has been suspended in France and the UK. A separate IND for the R/R MM indication has been approved by CDE of China's NMPA in June 2024. Peer-reviewed medical literature, including important articles in the New England Journal of Medicine, points to the promise of the anti-CD38 approach in organ transplant rejection and autoimmune diseases such as immune thrombocytopenia (ITP). In May 2024, the Company announced the clearance of IND application with the US FDA for the initiation of a phase 1/2 study of CID-103 in adults with ITP. In October 2024, the CDE approved the CTA for a phase 1/2 study of CID-103 in patients with chronic Immune Thrombocytopenia (ITP). The Chinese ITP study is part of the global study that was approved by the US FDA in May 2024. In January 2025, the Company announced the first patient was enrolled and dosed in the ITP trial. In August 2025, the Company announced FDA clearance of an IND application for CID-103 in adults with active and chronic active renal allograft antibody mediated rejection (AMR). In January 2026, the Company announced that China NMPA has approved a CTA conduct a Phase 1/2 clinical trial for CID-103 in adults with chronic active renal allograft AMR. The Phase 1/2 clinical trial is a dose-ranging and safety study evaluating the tolerability and efficacy of CID-103 in patients with renal allograft AMR.

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BI-1206 In October 2020, the Company entered into an exclusive licensing agreement with BioInvent International AB (“BioInvent”) for the development and commercialization of novel anti-FcγRIIB antibody, BI-1206, in Mainland China, Taiwan, Hong Kong and Macau. BioInvent is a biotechnology company focused on the discovery and development of first-in-class immune-modulatory antibodies for cancer immunotherapy. BI-1206 is being investigated in a Phase 1/2 trial, in combination with anti-PD1 therapy Keytruda® (pembrolizumab), in patients with solid tumors, and in a Phase 1/2a trial in combination with MabThera® (rituximab) in patients with relapsed/refractory non-Hodgkin lymphoma (NHL). CTA was approved by China NMPA in December 2021 and ethics committee approvals have been received in January of 2022. The Company obtained approval from China Human Genetic Resources Administrative Office (“HGRAO”) in April 2022. The Company is planning a Phase 1 study of BI-1206 in combination with rituximab in patients with NHL (mantle cell lymphoma, marginal zone lymphoma, and follicular lymphoma) to assess PK, safety and tolerability, with a goal to select the Recommended Phase 2 Dose based on early signs of clinical efficacy as part of its development program for BI-1206 in China. The study received regulatory approval from the China Center for Drug Evaluation (“CDE”) in the second quarter of 2022, and the first patient was enrolled and dosed in the third quarter of 2022. The enrollment for Phase 1 study has been completed in December 2025.

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CNCT19 is an autologous CD19 CAR-T investigative product (“CNCT19”) being developed by the Company’s partner Juventas for which it has exclusive worldwide co-commercial and profit-sharing rights. CNCT19 is being developed as a potential treatment for patients with hematological malignancies which express CD19 including, B-cell acute lymphoblastic leukemia (“B-ALL”) and B-cell non-Hodgkin lymphoma (“B-NHL”). CNCT19 targets CD19, a B-cell surface protein widely expressed during all phases of B-cell development and a validated target for B-cell driven hematological malignancies. CD19 targeted CAR constructs from several different institutions have demonstrated consistently high antitumor efficacy in children and adults with relapsed B-cell acute lymphoblastic leukemia (B-ALL), chronic lymphocytic leukemia (CLL), and B-cell non-Hodgkin lymphoma (B-NHL). In November 2023, The NMPA has granted market approval for Juventas' investigational cell therapy, CNCT19 (Inaticabtagene Autoleucel), for the treatment of relapsed and refractory B-cell acute lymphoblastic leukemia (r/r B-ALL) in China.

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CB-5339 is a novel VCP/p97 inhibitor focused on valosin-containing protein (VCP)/p97 as a novel target in protein homeostasis, DNA damage response and other cellular stress pathways for therapeutic use in the treatment of patients with various malignancies. The Company entered into an exclusive license on March 21, 2021 with Cleave Therapeutics, Inc. (“Cleave”) for the development and commercialization of CB-5339 in Mainland China, Hong Kong, Macau and Taiwan. CB-5339, an oral second-generation, small molecule VCP/p97 inhibitor, has been evaluated in a Phase 1 clinical trial in patients with acute myeloid leukemia (AML) and myelodysplastic syndrome (MDS). The Company submitted the CB-5339 CTA application for the multiple myeloma indication in March 2022 and received approval from the NMPA in January 2023.

Liquidity and Capital Resources

The financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. However, our recurring operating losses raise substantial doubt about our ability to continue as a going concern.

Since its inception in 1991, the Company has incurred significant losses from operations and, as of December 31, 2025, has incurred an accumulated deficit of $748.1 million. For the year ended December 31, 2025, the Company had a net loss of $48.1 million and a cash outflow for operating activities of $20.8 million. As of December 31, 2025, the Company had net current liabilities of $36.2 million. CASI China also entered into agreements with Precision Autoimmune Therapeutics Co., Ltd., (“PAT”) and two investors of PAT, respectively, to purchase each of their 19.8876% equity interest of PAT from the investor. The total consideration is RMB 56.8 million (approximately $8.1 million) plus interest in five installments. As of the date of this report, CASI China has paid RMB 35.4 million (approximately $5.1 million) plus interest in total (See Note 3). The remaining consideration is due by June 30, 2026. Therefore, the Company will require additional liquidity to continue its operations over the next 12 months.

Historically, the Company has relied principally on proceeds from equity financing and bank borrowings to finance our operations and business expansion. The Company has evaluated plans to continue as a going concern which include, but are not limited to, (i) exploring opportunities for further equity financing (ii) reducing discretionary capital and operating expenses (iii) negotiate with creditor to ease the credit terms (iv) obtaining additional facilities from banks or other financial institutions, and (v) sale of assets or licenses on hand. Notwithstanding this, the Company may be unable to access further equity or debt financing when needed. As such, there can be no assurance that the Company will be able to obtain additional liquidity when needed or under acceptable terms, if at all.

The financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.

License and Distribution Agreements

EVOMELA® License Arrangements with Acrotech

The Company has product rights and perpetual exclusive licenses from Acrotech to develop and commercialize its commercial product EVOMELA® (Melphalan Hydrochloride For Injection) in the greater China region (which includes Mainland China, Taiwan, Hong Kong and Macau).

Beginning in December 2024, the Company had a dispute with Acrotech concerning the License Agreement (the “License Agreement”), dated September 17, 2014, between Spectrum Pharmaceuticals, Inc. and the Company, granting the exclusive rights to the Company to commercialize Evomela® in China, which was later assigned to Acrotech on March 1, 2019. In April 2026, the Company and Acrotech resolved their dispute through an amicable settlement and entered into a binding term sheet.  The parties are currently negotiating a longer-form settlement agreement.

FOLOTYN® (Pralatrexate) License Agreement with MICL, MMCo and Acrotech

On July 31, 2023, the Company entered into a tripartite assignment agreement (the “FOLOTYN® Assignment Agreement”) with MICL, MMCo and Acrotech, pursuant to which, MICL’s rights and obligations under the License, Development and Commercialization Agreement (as amended and restated) dated as of May 29, 2013 for the commercialization of FOLOTYN® (Pralatrexate) in China, with certain terms of such rights and obligations amended as agreed to by the parties, is assigned to the Company.

In relation to the FOLOTYN® Assignment Agreement, the Company and MICL entered into a payment agreement (the “Payment Agreement”), pursuant to which the Company will pay MICL a total of US$ 12 million, including (i) a one-time payment of US$ 2 million which was paid upon completion of the quality audit in 2023; (ii) a one time, non-refundable and non-creditable payment of US$ 2 million to be paid when the aggregate net sales of FOLOTYN® in China equals to or exceeds US$ 30,000,000, and (iii) in each calendar quarter, a one-time, non-refundable and non-creditable payment of an amount equal to 10% of net sales of FOLOTYN® in China in the preceding calendar quarter, until an aggregate amount of US$ 8 million is paid in such quarterly instalments. In the event that the Company has not paid the full amount of payment of US$10 million under (ii) and (iii) above (the “Deferred Payments”) on July 31, 2028, the remaining amount shall become immediately due and payable, unless the drug approval in China is not renewed by relevant regulatory authorities. In January 2026, the Company received a formal notice form the NMPA that the Company’s renewal application for FOLOTYN® was not granted so the Company ceased the sale of FOLOTYN® in the same month in China pursuant to the relevant regulations and rules.

China Resources Pharmaceutical Commercial Group International Trading Co., Ltd. (previously known as China Resources Guokang Pharmaceuticals Co., Ltd.)

In March 2019, the Company entered into a three-year exclusive distribution agreement with China Resources Pharmaceutical Commercial Group International Trading Co., Ltd. (“CRPCGIT”) to appoint CRPCGIT on an exclusive basis as its distributor to distribute EVOMELA® in the territory of the People’s Republic of China (excluding Hong Kong, Taiwan and Macau), subject to certain terms and conditions. The Company’s internal marketing and sales team are responsible for commercial activities, including, for example, direct interaction with therapeutic area experts, physicians, hospital centers and the generating of sales. The agreement was renewed in March 2022 for two years, and further extended in February 2024 for an additional three years.

China National Medicines Corporation Ltd.

On December 6, 2023, the Company entered into an Exclusive Distribution Agreement (the “Agreement”) with China National Medicines Corporation Ltd. (“CNMC”) and CASI China. Under the terms of the Agreement, the Company appointed CNMC on an exclusive basis as its sole distributor for the sale of Pralatrexate for Injection (Folotyn®) in the territory of the People’s Republic of China (excluding Hong Kong, Taiwan and Macau) (the “Territory”) during the term of one year, subject to certain terms and conditions. The agreement was extended for another two years and valid until December 5, 2026. CNMC may appoint sub-distributors of its choice in furtherance of this goal provided that the Company has been notified in writing and received the due diligence or any other information of the sub-distributor as the Company requests. CASI China is authorized to coordinate and communicate with parties to the Agreement and provide supports for the performance of the Agreement.

Distribution Agreement with Guangzhou Gloria Biosciences Co., Ltd.

In January 2025, CASI China entered into a distribution agreement with Guangzhou Gloria Biosciences Co., Ltd., pursuant to which CASI Wuxi was appointed as a distributor for the sales of YuTuo® (Zimberelimab) in the territory of China during the term of three years, subject to certain terms and conditions.

Precision Autoimmune Therapeutics Co., Ltd., (previously known as Beijing Tianshi Tongda Pharmaceuticals Technology Co., Ltd)

In May 2022, the Company entered into a Sublicense Agreement (the “PAT Sublicense Agreement”) with PAT, a company established under the laws of China, pursuant to which the Company granted PAT an exclusive (subject to the commercialization and co-marketing rights), perpetual, worldwide license, with the right to freely grant further sublicenses subject to terms and conditions in the PAT Sublicense Agreement, for the investigational anti-CD38 monoclonal antibody TSK011010 licensed and controlled by the Company from Black Belt Therapeutics Limited, in the treatment, prevention and diagnosis of autoimmune diseases, conditions and disorders in humans. Pursuant to the PAT Sublicense Agreement, PAT will make an upfront payment of US$10,000,000 equivalent in two equal instalments upon completion of its first and second financing, respectively, plus potential future payments or reimbursement of development and sales milestones and royalties to the Company.

Juventas Cell Therapy Ltd. (“Juventas”)

In June 2019, the Company entered into a license agreement for exclusive worldwide license to commercialize an autologous anti-CD19 T-cell therapy product (CNCT19) from Juventas (the “Exclusive License Agreement”).  Juventas is a China-based company engaged in cell therapy. The terms of the agreement include RMB 70 million ($10 million) of milestone payments upon the registration of Phase II clinical trial of CNCT19 and sales royalty payments. The milestone was met during the third quarter of 2020, the Company paid the milestone payment of RMB 70 million to Juventas in September 2020, and recognized it as acquired in-process research and development expenses in the consolidated statement of operations and comprehensive loss in 2020.

In September 2020, Juventas and its shareholders (including CASI Biopharmaceuticals (Wuxi) Co., Ltd (“CASI Biopharmaceuticals”), a subsidiary of the Company, ) agreed to certain terms and conditions required by a new third-party investor to facilitate the Series B financing of Juventas, pursuant to which the Company agreed to amend and supplement the original “licensing agreement (the "Supplementary Agreement") by agreeing to pay Juventas certain percentage of net profits generated from commercial sales of CNCT19 in addition to the royalty fee payment calculated as a percentage of net sales. The Supplementary Agreement also specifies a minimum annual target net profit to be distributed to Juventas and certain other terms and obligations. In return, the Company obtained additional equity interests in Juventas.

Under the Supplementary Agreement, Juventas and the Company will jointly market CNCT19, including, but not limited to, establishing medical teams, developing medical strategies, conducting post-marketing clinical studies, establishing Standardized Cell Therapy Centers, establishing and training providers with respect to cell therapy, testing for cell therapy, and monitoring quality controls (cell collection and transfusion, etc.), and patient management (adverse reactions treatment, patients’ follow-up visits, and establishment of a database). The Company also will reimburse Juventas for a portion of Juventas’ marketing expenses as reviewed and approved by a joint commercial committee to be constituted. The Company will continue to be responsible for recruiting and establishing a sales team to commercialize CNCT19.

In September 2022, CASI Biopharmaceuticals entered into an Equity Transfer Agreement to transfer its equity interest in Juventas in the amount of RMB 240.9 million (approximately $33.9 million) to a limited partnership enterprise (see Note 3). The Exclusive License Agreement is still effective after this equity transfer.

On March 2, 2024, the Company received a notice from Juventas, which purported to terminate the CNCT19 Agreements. The Company responded to Juventas’ purported termination notice, noting that Juventas was not entitled to unilaterally terminate the CNCT19 Agreements and further demanding that Juventas cease any conduct that may constitute further breach of the CNCT19 Agreements and execute a written undertaking regarding compliance with the CNCT19 Agreements by March 13, 2024. Juventas did not comply with the Company’s demands. On March 20, 2024, the Company submitted a Notice of Arbitration at the Hong Kong International Arbitration Centre (“HKIAC”) against Juventas pursuant to the CNCT19 Agreements’ dispute resolution clauses, claiming that Juventas’ purported termination was invalid and that Juventas breached the CNCT19 Agreements and seeking, among other things, damages and injunctive reliefs. Together with the Notice of Arbitration, the Company also submitted an application for the appointment of an emergency arbitrator, seeking emergency injunctive reliefs. On the same day, Juventas also submitted a Notice of Arbitration at the HKIAC against the Company, alleging, among other things, that the CNCT19 Agreements were validly terminated and that the Company breached the CNCT19 Agreements. On February 3, 2025, the arbitral tribunal established in connection with the dispute pursuant to HKIAC rules (the “Tribunal”) issued an order providing, among others, that pending a final award or a further order of the Tribunal, (i) Juventas may engage in activities to sell, offer to sell, distribute or otherwise commercialize CNCT19 subject to it complying with various conditions, which include periodically providing the Company with updates relating to patients, revenue, expenses, etc. thereof, (ii) Juventas shall not collaborate, negotiate or reach agreement on, or otherwise engage with any other party except for the Company in relation to selling, offering to sell, distributing or otherwise commercializing CNCT-19, unless agreed to in writing with the Company, and (iii) the Company continues to have the right to market, offer to sell and sell or otherwise commercialize CNCT-19. In connection with the arbitration proceeding, certain court of PRC granted the Company’s application to freeze Juventas’s assets while the arbitration proceeding is ongoing and decided to freeze up to RMB 190 million in Juventas’s bank accounts or seize and freeze Juventas’s other assets of equivalent value, and certain court of PRC granted Juventas’ application to freeze the Company’s assets while the arbitration proceeding is ongoing and decided to freeze up to RMB 250 million of the Company’s assets, to enforce which the court has decided to freeze the transfer of certain equity interest the Company owns in its subsidiaries in the P.R.C. In December 2025, the HKIAC tribunal held a merits hearing regarding the parties’ claims. The HKIAC tribunal has indicated that they plan to issue a final award by June 30, 2026.

BioInvent International AB

In October 2020, the Company entered into an exclusive licensing agreement with BioInvent International AB (“BioInvent”) for the development and commercialization of novel anti-FcγRIIB antibody, BI-1206, in Mainland China, Taiwan, Hong Kong and Macau. BioInvent is a biotechnology company focused on the discovery and development of first-in-class immune-modulatory antibodies for cancer immunotherapy. BI-1206 is being investigated in a Phase 1/2 trial, in combination with anti-PD1 therapy Keytruda® (pembrolizumab), in patients with solid tumors, and in a Phase 1/2a trial in combination with MabThera® (rituximab) in patients with relapsed/refractory non-Hodgkin lymphoma (NHL). The CASI Clinical Trial Application (CTA) was approved by China National Medical Products Administration (NMPA) in December 2021 and ethics committee approvals have been received in January of 2022. The Company obtained approval from HGRAO in April 2022. The Company is planning a Phase 1 study of BI-1206 in combination with rituximab in patients with NHL (mantle cell lymphoma, marginal zone lymphoma, and follicular lymphoma) to assess PK, safety and tolerability, with a goal to select the Recommended Phase 2 Dose based on early signs of clinical efficacy as part of its development program for BI-1206 in China. The study received regulatory approval from the China Center for Drug Evaluation (“CDE”) in the second quarter of 2022, and the first-patient dosing was achieved in the third quarter of 2022.

Under the terms of the agreement, BioInvent and CASI will develop BI-1206 in both hematological malignancies and solid tumors, with CASI responsible for commercialization in China and associated markets. CASI made a $5.9 million upfront payment in November 2020 to BioInvent and will pay up to $83 million in development and commercial milestone payments plus tiered royalties in the high-single to mid-double-digit range on net sales of BI-1206. Because BI-1206 underlying the acquired rights has not reached technological feasibility and has no alternative future uses, the Company expensed $5.9 million as acquired in-process research and development in 2020.

In conjunction with the license agreement entered into with BioInvent, the Company made a SEK 53.8 million investment in 1.2 million new shares of BioInvent, and 588,000 new warrants, each warrant with a right to subscribe for 1 new share in BioInvent within a period of five years and at a subscription price of SEK 78.50 per share. As of December 31, 2025, the Company have sold all ordinary shares of BioInvent and all warrants held by the Company were expired.

Black Belt Therapeutics Limited

In April 2019, the Company entered into a license agreement with Black Belt Therapeutics Limited (“Black Belt”) for exclusive worldwide rights to CID-103, an investigational anti-CD38 monoclonal antibody (Mab) (formerly known as TSK011010). The Company expects that its clinical materials and commercial inventory will be supplied by one or more contract manufacturers with whom the Company has contracted with. Under the terms of the agreement, CASI obtained global rights to CID-103 for an upfront payment of 5 million euros (approximately US$5.7 million) and would pay up to 2.75 million euros (approximately $2.93 million) and $40.75 million in development milestone payments and certain royalties based on sales milestones. In June 2021, the Company achieved the First-Patient-In (FPI) in the Phase 1 dose escalation and expansion study of CID-103, and made US$750,000 milestone payment in June 2021 and €250,000 (approximately $305,000) payment in August 2021 under the terms of the agreement. Because CID-103 underlying the acquired rights has not yet reached technological feasibility and has no alternative uses, the Company expensed 5 million euros and $1.1 million as acquired in-process research and development, respectively, in 2019 and 2021. As mentioned above, in May 2022, the Company entered into the Sublicense Agreement to grant PAT an exclusive, perpetual, worldwide license to the investigational anti-CD38 monoclonal antibody TSK011010 for autoimmune indications.

Cleave Therapeutics, Inc.

In March 2021, the Company entered into an exclusive license with Cleave Therapeutics, Inc. (“Cleave”) for the development and commercialization of CB-5339, an oral novel VCP/p97 inhibitor, in both hematological malignancies and solid tumors, in Mainland China, Hong Kong, Macau and Taiwan. Cleave is a clinical-stage biopharmaceutical company focused on valosin-containing protein (VCP)/p97 as a novel target in protein homeostasis, DNA damage response and other cellular stress pathways for therapeutic use in the treatment of patients with cancer. Cleave and the Company will develop CB-5339 in both hematological malignancies and solid tumors, with CASI responsible for development and commercialization in China and associated markets. The Company paid a $5.5 million upfront payment to Cleave in 2021 and will pay up to $74 million in development and commercial milestone payments plus tiered royalties in the high-single to mid-double-digit range on net sales of CB-5339.

CB-5339 has been evaluated by Cleave in a Phase 1 clinical trial in patients with acute myeloid leukemia (AML) and myelodysplastic syndrome (MDS). Because CB-5339 has not yet reached technological feasibility and has no alternative future uses, the Company expensed the $5.5 million upfront payment as acquired in-process research and development in 2021.

On July 18, 2023, the Company entered into an assignment agreement (the “Cleave Assignment Agreement”) with Cleave, pursuant to which the Company obtained the global intellectual property rights related to CB-5339. The Assignment Agreement terminates and supersedes the License Agreement for CB-5339 the Company previously entered into with Cleave. Pursuant to the Assignment Agreement and partially in exchange for the transfer of the global intellectual property rights for CB-5339 as well as all remaining CB-5339 drug substance and drug product to the Company and a repayment in the amount of USD $1 million to the Company, the Company agreed to the termination of that certain outstanding convertible promissory note issued by Cleave to the Company in 2021 with a principal amount of USD $5.5 million. The fair value of the global intellectual property rights and drug substance/product is immaterial. Cleave is also eligible to receive up to US$66 million in commercial and sales milestone payments, plus a 2.5% royalty on net sales of CB-5339 and any other VCP/p97 inhibitor covered by the Assignment Agreement, in each case subject to the terms and on the conditions set forth in the Assignment Agreement.

Pharmathen Global BV

On October 29, 2019, the Company entered into an exclusive distribution agreement with Pharmathen Global BV (“Pharmathen”) for the development and distribution of octreotide long acting injectable (Octreotide LAI) microsphere in China.  Octreotide LAI formulations, which are approved in various European countries, are considered a standard of care for the treatment of acromegaly and the control of symptoms associated with certain neuroendocrine tumors. The Company paid and expensed an upfront payment of 1 million euros ($1.1 million) in 2019 and milestone payment of 1.5 million euros ($1.7 million) in 2020 with achievements of certain milestones. In the first quarter of 2023, the Company entered into a Termination Agreement and Release with Pharmathen, pursuant to which both parties agreed to terminate the 2019 exclusive distribution license agreement with respect to product Octreotide LAI, and Pharmathen refunded 1.25 million euros ($1.3 million) to the Company which is recorded in other operating income on the consolidated statements of operations and comprehensive loss.

Riemser Pharma GmbH

In August 2019, the Company entered into a distribution agreement in China with Riemser Pharma GmbH (“Riemser”) to a novel formulation of thiotepa, a chemotherapeutic agent, which has multiple potential indications including use as a conditioning treatment for use prior to allogenic hematopoietic stem cell transplantation. Thiotepa has a long history of established use in the hematology/oncology setting. Pursuant to the distribution agreement, CASI obtained the exclusive distribution right of the products in China, and Riemser will be responsible for manufacturing and supplying CASI with clinical materials and commercial inventory. The Company is applying for generic registration which is subject to regulatory and marketing approvals, the Company intends to advance and commercialize this product in China. In January 2020, Riemser was acquired by Esteve Healthcare, S.L. (“ESTEVE”), an international pharmaceutical company headquartered in Barcelona, Spain. In November 2022, the Company entered into an Amendment with Esteve, pursuant to which the Company and Esteve will equally share the costs of clinical trials (if any) for the registration of Thiotepa in China. After the product is launched, the Company will be subject to annual minimum purchase as prescribed in the agreement.